Note 19 - Related Party Balances and Transactions (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Key management personnel compensation	$ 159,000	$ 159,000
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	3,400	7,500
Independent directors [member]
Statement Line Items [Line Items]
Payments for director fees	2,400
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 0	$ 0